Securities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Securities
Note 4 Securities
Carrying value of securities

	As at October 31, 2020
	Term to maturity (1)					With no specific maturity
(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years		Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$2,301	$7,004	$6,054	$3,569	$8,419	$–	$27,347
U.S. state, municipal and agencies	559	4,532	12,546	4,134	14,810	–	36,581
Other OECD government	56	695	3,010	584	2,120	–	6,465
Mortgage-backed securities	–	–	–	–	39	–	39
Asset-backed securities	3	164	82	181	98	–	528
Corporate debt and other debt
Bankers’ acceptances	65	227	–	–	–	–	292
Certificates of deposit	2	63	35	7	4	–	111
Other (3)	1,048	3,472	5,521	3,007	8,043	–	21,091
Equities	–	–	–	–	–	43,617	43,617
	4,034	16,157	27,248	11,482	33,533	43,617	136,071
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	–	204	1,689	272	397	–	2,562
Fair value	–	204	1,690	269	378	–	2,541
Yield (4)	–	1.4%	1.4%	1.2%	1.4%	–	1.4%
Provincial and municipal
Amortized cost	5	908	629	7	1,688	–	3,237
Fair value	5	911	630	8	1,679	–	3,233
Yield (4)	4.5%	1.3%	2.7%	4.3%	2.6%	–	2.2%
U.S. state, municipal and agencies
Amortized cost	1,772	9,736	8,777	2,227	16,011	–	38,523
Fair value	1,775	9,739	8,779	2,237	15,994	–	38,524
Yield (4)	0.1%	1.7%	1.1%	2.6%	2.2%	–	1.7%
Other OECD government
Amortized cost	274	2,288	4,773	1	–	–	7,336
Fair value	274	2,289	4,781	1	–	–	7,345
Yield (4)	1.7%	2.4%	1.8%	3.6%	–	–	2.0%
Mortgage-backed securities
Amortized cost	–	–	–	192	2,226	–	2,418
Fair value	–	–	–	189	2,181	–	2,370
Yield (4)	–	–	–	1.2%	1.2%	–	1.2%
Asset-backed securities
Amortized cost	–	–	10	4,294	4,059	–	8,363
Fair value	–	–	10	4,247	4,011	–	8,268
Yield (4)	–	–	1.4%	1.4%	1.4%	–	1.4%
Corporate debt and other debt
Amortized cost	2,670	5,796	10,425	92	58	–	19,041
Fair value	2,670	5,801	10,466	106	71	–	19,114
Yield (4)	0.9%	1.6%	1.5%	2.1%	2.4%	–	1.5%
Equities
Cost	–	–	–	–	–	276	276
Fair value (5)	–	–	–	–	–	525	525
Amortized cost	4,721	18,932	26,303	7,085	24,439	276	81,756
Fair value	4,724	18,944	26,356	7,057	24,314	525	81,920
Amortized Cost (2)
Debt issued or guaranteed by:
Canadian government	438	1,862	16,044	1,819	–	–	20,163
U.S. state, municipal and agencies	8	787	1,615	1,622	18,281	–	22,313
Other OECD government	2,178	2,045	2,643	–	–	–	6,866
Asset-backed securities	–	1	159	–	–	–	160
Corporate debt and other debt	625	2,644	4,805	219	28	–	8,321
Amortized cost, net of allowance	3,249	7,339	25,266	3,660	18,309	–	57,823
Fair value	3,252	7,392	25,663	3,798	18,522	–	58,627
Total carrying value of securities	$12,007	$42,440	$78,870	$22,199	$76,156	$44,142	$275,814

	As at October 31, 2019
	Term to maturity (1)					With no specific maturity
(Millions of Canadian dollars)	Within 3 months	3 months to 1 year	1 year to 5 years	5 years to 10 years	Over 10 years		Total
Trading (2)
Debt issued or guaranteed by:
Canadian government	$1,974	$11,265	$7,783	$1,778	$8,611	$–	$31,411
U.S. state, municipal and agencies	771	7,122	8,601	9,537	15,661	–	41,692
Other OECD government	538	1,418	2,211	1,466	863	–	6,496
Mortgage-backed securities	–	–	–	–	482	–	482
Asset-backed securities	359	63	308	267	338	–	1,335
Corporate debt and other debt
Bankers’ acceptances	433	–	–	–	–	–	433
Certificates of deposit	586	383	75	20	6	–	1,070
Other (3)	1,369	2,773	8,268	2,827	6,925	–	22,162
Equities	–	–	–	–	–	41,453	41,453
	6,030	23,024	27,246	15,895	32,886	41,453	146,534
Fair value through other comprehensive income (2)
Debt issued or guaranteed by:
Canadian government
Federal
Amortized cost	–	5	596	–	54	–	655
Fair value	–	5	595	–	57	–	657
Yield (4)	–	1.1%	1.4%	–	4.2%	–	1.7%
Provincial and municipal
Amortized cost	–	4	954	13	1,907	–	2,878
Fair value	–	4	953	14	1,927	–	2,898
Yield (4)	–	4.8%	2.7%	4.5%	2.8%	–	2.8%
U.S. state, municipal and agencies
Amortized cost	1,597	1,085	3,290	829	13,986	–	20,787
Fair value	1,598	1,087	3,294	844	14,053	–	20,876
Yield (4)	2.1%	1.8%	2.0%	2.9%	2.7%	–	2.5%
Other OECD government
Amortized cost	236	178	3,839	1	–	–	4,254
Fair value	236	178	3,836	1	–	–	4,251
Yield (4)	1.2%	2.1%	2.4%	3.8%	–	–	2.3%
Mortgage-backed securities
Amortized cost	–	–	–	206	2,503	–	2,709
Fair value	–	–	–	205	2,497	–	2,702
Yield (4)	–	–	–	3.0%	2.7%	–	2.7%
Asset-backed securities
Amortized cost	1	–	8	3,982	4,190	–	8,181
Fair value	–	–	8	3,972	4,169	–	8,149
Yield (4)	–	–	3.2%	3.2%	3.1%	–	3.2%
Corporate debt and other debt
Amortized cost	1,564	3,222	12,668	79	122	–	17,655
Fair value	1,565	3,225	12,673	89	138	–	17,690
Yield (4)	1.4%	1.9%	2.0%	2.0%	3.1%	–	1.9%
Equities
Cost	–	–	–	–	–	248	248
Fair value (5)	–	–	–	–	–	463	463
Amortized cost	3,398	4,494	21,355	5,110	22,762	248	57,367
Fair value	3,399	4,499	21,359	5,125	22,841	463	57,686
Amortized Cost (2)
Debt issued or guaranteed by:
Canadian government	682	1,978	9,831	1,515	–	–	14,006
U.S. state, municipal and agencies	297	478	1,680	2,018	12,190	–	16,663
Other OECD government	2,252	1,431	1,634	–	–	–	5,317
Asset-backed securities	–	9	616	–	–	–	625
Corporate debt and other debt	400	1,853	5,717	145	58	–	8,173
Amortized cost, net of allowance	3,631	5,749	19,478	3,678	12,248	–	44,784
Fair value	3,631	5,822	19,628	3,746	12,277	–	45,104
Total carrying value of securities	$13,060	$33,272	$68,083	$24,698	$67,975	$41,916	$249,004

(1)	Actual maturities may differ from contractual maturities shown above as borrowers may have the right to extend or prepay obligations with or without penalties.
(2)
Trading securities and FVOCI securities are recorded at fair value. Amortized cost securities, included in Investment securities, are recorded at amortized cost and presented net of allowance for credit losses.

(3)	Primarily composed of corporate debt, supra-national debt, and commercial paper.
(4)	The weighted average yield is derived using the contractual interest rate and the carrying value at the end of the year for the respective securities.
(5)
Certain equity securities that are not held-for-trading purposes are designated as FVOCI. During the year ended October 31, 2020, we disposed of $2 million of equity securities measured at FVOCI (October 31, 2019 – $129 million). The cumulative gain on the dates of disposals was $nil (October 31, 2019 – $1 million).

Unrealized gains and losses on securities at FVOCI
(1), (2)

	As at
	October 31, 2020				October 31, 2019

(Millions of Canadian dollars)	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Debt issued or guaranteed by:
Canadian government
Federal (3)	$2,562	$1	$(22)	$2,541	$655	$3	$(1)	$657
Provincial and municipal	3,237	27	(31)	3,233	2,878	43	(23)	2,898
U.S. state, municipal and agencies (3)	38,523	323	(322)	38,524	20,787	215	(126)	20,876
Other OECD government	7,336	11	(2)	7,345	4,254	2	(5)	4,251
Mortgage-backed securities (3)	2,418	5	(53)	2,370	2,709	1	(8)	2,702
Asset-backed securities
CDO	7,504	–	(90)	7,414	7,334	1	(35)	7,300
Non-CDO securities	859	2	(7)	854	847	4	(2)	849
Corporate debt and other debt	19,041	76	(3)	19,114	17,655	45	(10)	17,690
Equities	276	253	(4)	525	248	218	(3)	463
	$81,756	$698	$(534)	$81,920	$57,367	$532	$(213)	$57,686

(1)	Excludes $57,823 million of held-to-collect securities as at October 31, 2020 that are carried at amortized cost, net of allowance for credit losses (October 31, 2019 – $44,784 million).
(2)	Gross unrealized gains and losses includes $8 million of allowance for credit losses on debt securities at FVOCI as at October 31, 2020 (October 31, 2019 – $(3) million) recognized in income and Other components of equity.
(3)	The majority of the MBS are residential. Cost/Amortized cost, Gross unrealized gains, Gross unrealized losses and Fair value related to commercial MBS are $2,185 million, $nil, $48 million and $2,137 million, respectively as at October 31, 2020 (October 31, 2019 – $2,051 million, $1 million,
$6 million and $2,046 million, respectively).

Allowance for credit losses on investment securities
The following tables reconcile the opening and closing allowance for debt securities at FVOCI and amortized cost by stage. Reconciling items include the following:
•	Transfers between stages, which are presumed to occur before any corresponding remeasurement of the allowance.
•	Purchases, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Sales and maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments; changes in the measurement following a transfer between stages; and unwinding of the time value discount due to the passage of time.

Allowance for credit losses – securities at FVOCI
(1)

	For the year ended
	October 31, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (2)	Total	Stage 1	Stage 2	Stage 3 (2)	Total
Balance at beginning of period	$4	$–	$(7)	$(3)	$4	$7	$–	$11
Provision for credit losses
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	18	–	–	18	5	–	–	5
Sales and maturities	(13)	–	–	(13)	(3)	(7)	–	(10)
Changes in risk, parameters and exposures	3	–	4	7	(2)	1	(8)	(9)
Write-offs	–	–	–	–	–	–	–	–
Exchange rate and other	–	–	(1)	(1)	–	(1)	1	–
Balance at end of period	$12	$–	$(4)	$8	$4	$–	$(7)	$(3)

(1)	Expected credit losses on debt securities at FVOCI are not separately recognized on the balance sheet as the related securities are recorded at fair value. The cumulative amount of credit losses recognized in income is presented in Other components of equity.
(2)	Reflects changes in the allowance for purchased credit impaired securities.

Allowance for credit losses – securities at amortized cost

	For the year ended
	October 31, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at beginning of period	$5	$19	$–	$24	$6	$32	$–	$38
Provision for credit losses								–
Transfers to stage 1	–	–	–	–	–	–	–	–
Transfers to stage 2	–	–	–	–	–	–	–	–
Transfers to stage 3	–	–	–	–	–	–	–	–
Purchases	9	–	–	9	7	–	–	7
Sales and maturities	(2)	–	–	(2)	(1)	–	–	(1)
Changes in risk, parameters and exposures	(2)	1	–	(1)	(6)	(15)	–	(21)
Write-offs	–	–	–	–	–	–	–	–
Exchange rate and other	–	(1)	–	(1)	(1)	2	–	1
Balance at end of period	$10	$19	$–	$29	$5	$19	$–	$24
Credit risk exposure by internal risk rating
The following table presents the fair value of debt securities at FVOCI and gross carrying amount of securities at amortized cost. Risk ratings are based on internal ratings used in the measurement of expected credit losses, as at the reporting date, as outlined in the internal ratings maps in the Credit risk section of Management’s Discussion and Analysis.

	As at
	October 31, 2020				October 31, 2019
	Performing		Impaired		Performing		Impaired

(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment securities
Securities at FVOCI
Investment grade	$80,719	$87	$–	$80,806	$56,671	$1	$–	$56,672
Non-investment grade	431	1	–	432	400	1	–	401
Impaired	–	–	157	157	–	–	150	150
	$81,150	$88	$157	$81,395	$57,071	$2	$150	$57,223
Items not subject to impairment (2)				525				463
				81,920				57,686
Securities at amortized cost
Investment grade	$56,885	$–	$–	$56,885	$43,681	$46	$–	$43,727
Non-investment grade	647	320	–	967	695	386	–	1,081
Impaired	–	–	–	–	–	–	–	–
	$57,532	$320	$–	$57,852	$44,376	$432	$–	$44,808
Allowance for credit losses	10	19	–	29	5	19	–	24
Amortized cost	$57,522	$301	$–	$57,823	$44,371	$413	$–	$44,784

(1)	Includes $157 million of purchased credit impaired securities (October 31, 2019 – $150 million).
(2)	Investment securities at FVOCI not subject to impairment represent equity securities designated as FVOCI.